Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 25,286		$ 262,097	$ 32,208	$ (287,204)	$ 18,185
Net income (loss)	(18,315)		0	0	(18,315)	0
Issuance of common stock (note 18)	(342)		342	0	0	0
Stock-based compensation expense recognized	546		0	546	0	0
Foreign currency translation adjustments	0
Balance at Dec. 31, 2012	7,859		262,439	32,754	(305,519)	18,185
Net income (loss)	4,773		0	0	4,773	0
Issuance of common stock (note 18)	0
Common stock issued upon exercise of options	8		8	0	0	0
Issuance of common stock on acquisition (note 4)	9,629	[1]	9,629	0	0	0
Reallocation of additional paid-in capital arising from stock-based compensation related to exercise of options	0		7	(7)	0	0
Stock-based compensation expense recognized	602		0	602	0	0
Foreign currency translation adjustments	(227)		0	0	0	(227)
Balance at Dec. 31, 2013	$ 22,644		$ 272,083	$ 33,349	$ (300,746)	$ 17,958

[1]	The fair value of 19.9% of the Company’s outstanding shares issued on Closing Date (a total of 2,481,596 shares) with a value of $3.88 per share for a total of $9,629 determined based on the closing price on the last trading day immediately preceding the Transaction.